Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 9– DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The components of the deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
Deferred tax assets
Revenue and expense cutoff	$204,904	$78,456
Allowance for doubtful accounts	359,789	235,007
Loss carryforward	526,855	1,709,433
	1,091,548	2,022,896
Less: valuation allowance	(526,855)	(1,709,433)
	$564,693	$313,463
Deferred tax liability
Depreciation of property and equipment	$78,684	$-

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2018	2017
Deferred tax assets	$486,009	$313,463
Deferred tax liabilities	$-	$-